Note 5 - EverOn Energy Joint Venture and Consolidation of Variable Interest Entity - Assets Acquired 1 (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Goodwill	$ 18,964,000	$ 18,964,000	$ 18,964,000			$ 241,000
EverOn Energy LLC [Member]
Goodwill	18,964,000	18,964,000	18,964,000		$ 19,000,000
Total Fair Value of Invested Capital	56,944,000	56,944,000	56,944,000
Intangible Assets, Gross	37,980,000	37,980,000	37,980,000
Intangible Assets, Accumulated Amortization	(939,000)	(462,000)	(462,000)
Intangible Asset, Finite-Lived, after Accumulated Amortization	37,041,000	37,518,000	37,518,000	$ 37,980,000
Customer Relationships [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 26,190,000	$ 26,200,000	$ 26,190,000
Finite lived intangible assets, useful life (Year)	24 years	24 years	24 years	24 years
Intangible Assets, Gross	$ 26,190,000	$ 26,190,000	$ 26,190,000
Intangible Assets, Accumulated Amortization	(546,000)	(270,000)	(270,000)
Intangible Asset, Finite-Lived, after Accumulated Amortization	25,644,000	25,920,000	25,920,000	$ 26,190,000
Favorable Contracts [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 10,930,000	$ 10,900,000	$ 10,930,000
Finite lived intangible assets, useful life (Year)	15 years	15 years	15 years	15 years
Intangible Assets, Gross	$ 10,930,000	$ 10,930,000	$ 10,930,000
Intangible Assets, Accumulated Amortization	(364,000)	(180,000)	(180,000)
Intangible Asset, Finite-Lived, after Accumulated Amortization	10,566	10,750,000	10,750,000	$ 10,930,000
Software, Internally Developed [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 860,000	$ 900,000	$ 860,000
Finite lived intangible assets, useful life (Year)	15 years	15 years	15 years	15 years
Intangible Assets, Gross	$ 860,000	$ 860,000	$ 860,000
Intangible Assets, Accumulated Amortization	(29,000)	(12,000)	(12,000)
Intangible Asset, Finite-Lived, after Accumulated Amortization	$ 831,000	$ 848,000	$ 848,000	$ 860,000